Impairment Charges - Summary of Impairment Losses and Estimated Recoverable Amounts (Detail) $ in Millions	3 Months Ended
Mar. 31, 2020 CAD ($)
Clearwater
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Amount	$ 140
Recoverable Amount	306
Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Amount	175
Recoverable Amount	$ 414